Investment in Securities (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 23, 2024	Dec. 31, 2023
Investment in Securities [Line Items]
Realized loss	$ 95,184		$ (371,494)
Unrealized loss	299,303		238,899
Interest income			4,620
Unrealized gain			182,594
Investment					$ 139,084
Public Company Investment [Member]
Investment in Securities [Line Items]
Realized loss			(371,494)
Unrealized loss			$ 56,305
Private Placement [Member]
Investment in Securities [Line Items]
Investment						$ 139,084